Income Tax (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of theoretical tax on pre-tax income, at the tax rate applicable to the (federal tax rate) and the tax expense
	Year ended December 31
	2020	2019
	US Dollars
Pretax loss	(1,368)	(1,111)
Federal tax rate	21%	21%
Income tax computed at the ordinary tax rate	287	233
Stock-based compensation	(135)	(114)
Tax in respect of differences in corporate tax rates	5	2
Losses and timing differences in respect of which no deferred taxes were generated	(157)	(121)
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Schedule of composition of deferred tax assets
	Year ended December 31
	2020	2019
	US Dollars
Composition of deferred tax assets:
Non capital loss carry forwards	872	378
Valuation allowance	(872)	(378)
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